SIGNIFICANT ACCOUNTING POLICIES, Property, Plant and Equipment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)
Property, plant and equipment [Abstract]
Property, plant and equipment from privatization of GdE	$ 149,241,162		$ 150,177,045
Financial expense capitalized	$ 0	$ 607,452
GdE [member]
Property, plant and equipment [Abstract]
Percentage of common stock considered for assets value			70.00%	70.00%
Value of assets, price paid on common stock from privatization of GdE				$ 561.2
Value of common stock from privatization of GdE				801.7
Debt assumed from privatization of GdE				395.0
Property, plant and equipment from privatization of GdE				$ 1,196.7